RULE 497J - CONFORMED TRANSMITTAL LETTER
FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA  02109-3614
                                                   617 563 7000

                    MAY 4, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



RE:         Empire Fidelity Investments Life Insurance Company

RE:         Empire Fidelity VARIABLE ANNUITY ACCOUNT A Trust (the trust):

            File No. 33-54924

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced registration statement does not differ from that filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                    /s/ David J. Pearlman
                    David J. Pearlman
                    Associate General Counsel